Government grant advances and loans - Research Project Financing (Details)	1 Months Ended								3 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2022 EUR (€)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Dec. 31, 2016 USD ($) instalment	Jan. 31, 2016 USD ($) instalment	Oct. 31, 2014 USD ($)	Oct. 31, 2014 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Jan. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayment of government loans										$ (1,126,000)		$ (958,000)		$ (469,000)
Accrued interest										712,000,000		579,000		563,000
Disposals on Lease Liabilities										(414,000)		(577,000)		$ (993,000)
Government Grant
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects										473,000	€ 428,000
Government Grant | First Installment
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects										38,000	36,000
Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects										$ 157,000	142,000
Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term							3 years	3 years	3 years					4 years	4 years
Number of installments | instalment					3
Reduction in debt carrying value					$ 115,000
Long-Term Research Project - October 2014 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate										1.53%
Long-Term Research Project - October 2014 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding									$ 8,988,000									€ 6,967,000
Long-Term Research Project - October 2014 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding									3,815,000									2,957,000
Long-Term Research Project - October 2014 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding									$ 5,173,000									€ 4,010,000
Proceeds received from long-term projects														$ 1,126,000	€ 992,000
Repayment of government loans										$ (939,000)	€ (870,000)	$ (571,000)	€ (540,000)	$ (804,000)	€ (675,000)
Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Number of installments | instalment						4
Reduction in debt carrying value						$ 30,000
Long-Term Research Project - January 2016 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate						1.17%													1.17%
Long-Term Research Project - January 2016 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding						$ 2,288,000										$ 316,000	€ 309,000		€ 2,095,000
Long-Term Research Project - January 2016 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding						729,000										$ 507,000	€ 473,000		668,000
Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding						$ 1,558,000													€ 1,427,000
Royalty Agreement Terms | Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term							10 years	10 years						3 years	3 years
Excess sales amount threshold														$ 396,000,000	€ 350,000,000
Period after termination date														3 years	3 years
Percentage of revenue from project														1.00%	1.00%
Maximum amount payable							$ 386,750,000	€ 350,000,000
Bottom of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate										2.30%				1.80%
Top of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate										20.90%				2.30%
Entering into significant commitments or contingent liabilities | Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects			$ 405,000	€ 365,000
Government grant advances and loans | Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Repayment of government loans	$ (241,000)	€ (213,000)